General information - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies 1 [Abstract]
Cash and cash equivalents	$ 308,478	$ 191,081	$ 350,515	$ 149,866
Short-term investments	$ 191,938	$ 136,062